UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2015

Date of reporting period:  December 31, 2014

Item 1. Report to Stockholders.

AC ONE China Fund

Investor Class – acocx
Institutional Class – acoix

Semi-Annual Report

December 31, 2014

AC ONE CHINA FUND

February 8, 2015

Dear Fellow Shareholders,

At the close of our second full calendar year of operations, we are pleased to update our shareholders on the continuing progress of the AC ONE China Fund.

Rates of Annualized Return as of December 31, 2014:

		Since Inception(1)
	1 Year	to December 31, 2014
Institutional Class	0.92%	15.48%
Investor Class, without load	0.66%	15.26%
Investor Class, with load	-4.87%	12.62%
MSCI China Index(2)	7.96%	12.69%
Heng Seng Index(3)	1.28%	8.70%

Performance data quoted represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data shown for the Investor Class (with load) reflects maximum sales charge of 5.50%.  Performance data shown “without load” does not reflect the maximum sales charge.  If reflected, the load would reduce the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-964-0788.

The fund has 2.00 redemption fee for funds which are redeemed within 60 days if purchase.  Performance does not reflect the redemption fee.  If it had, returns would be reduced.

Institutional Class Gross Expense Ratio – 4.36%
Investor Share Class Gross Expense Ratio – 4.61%

(1)	July 27, 2012
(2)
The MSCI China Index tracks the evolving China domestic equity market through a combination of the largest securities and a bottom-up sampling approach to index construction for those securities that meet minimum size and liquidity thresholds, with constituents then adjusted for free float.

(3)	The Hang Seng Index is a free float-adjusted market capitalization index designed to measure the equity market in Hong Kong. One cannot invest directly in an index.

While the Fund’s Institutional Class 2014 second half performance (6/30/14 through 12/31/14) slightly bested the Hang Seng benchmark (+6.09% vs 1.79%), the allocations described suggest that the path to AC ONE China Fund’s returns also differed from the benchmark.  The Fund’s underweighting of the Financial Services sector proved a headwind in 2014 as that volatile sector performed strongly.  Conversely, the Fund’s underweighting of the weaker Real Estate, Energy and Basic materials sectors aided performance.

The Fund’s overweighting of the Consumer and Healthcare sectors also weighed on performance.  After strong returns in 2012 and 2013 such a pause in these sectors was not unexpected.  As the manager is not disposed to stray from the Fund’s long-term consumer targeted strategy, it has not, and does not envision, reducing consumer-oriented sector allocations to pursue possible unrelated, short-term opportunities.

AC ONE CHINA FUND

Fund holdings continue to emphasize companies focusing on the China’s growing middle class.  For example, the AC ONE China Fund holdings within the consumer staple and discretionary sectors now outweigh the market benchmark (Hang Seng Index) weightings by a factor of five.  Additionally, healthcare, which has no representation in the Hang Seng Index, represents 5%+ of the Fund’s holdings.

Conversely, holdings within the financial sector are less than half of the Index’s 47% weighting and these financial allocations are, per our strategy, primarily directed towards the Chinese consumer, emphasizing life and casualty insurance and consumer-oriented banks while avoiding infrastructure and development-related banks.

In 2014, China continued to emphasis the need for stronger domestic demand to counter the cyclical nature of their largely export-based economy.  During the recent economic forum in Davos, China’s Premier, Li Keqiang stated, “To transform the traditional engine of growth, we need to focus on increasing the supply of public goods and services, and strengthening the weak link of the economy.”

The manager believes this process has many years ahead and expects our holdings have the ability to potentially benefit from this transition.  The manager further believes that valuations in China, relative to North American equities, remain compelling, particularly in light of that nation’s higher growth rate.

The managers of the AC ONE China Fund remains grateful for the continued loyalty of our shareholders and look forward to further progress in the years ahead.

Respectfully,

Patrick Pascal
Co-President

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for investments in emerging markets.  Because the fund is focused on Chinese companies it is subject to greater risk of adverse events in the country and region.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of holdings, please refer to the Schedule of Investments section of this report.

The AC ONE China Fund is distributed by Quasar Distributors, LLC.

AC ONE CHINA FUND

Value of $25,000 Investment (Unaudited)

The chart assumes an initial investment of $25,000.  Performance reflects waivers of fees and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.  Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – As of December 31, 2014

	One Year	Since Inception(1)
Investor Class – Without Load	0.66%	15.26%
Investor Class – With Load	(4.87)%	12.62%
Institutional Class	0.92%	15.48%
MSCI China Index(2)	7.96%	12.69%
Hang Seng Index(3)	1.28%	8.70%

(1)	July 27, 2012.
(2)
The MSCI China Index tracks the evolving China domestic equity market through a combination of the largest securities and a bottom-up sampling approach to index construction for those securities that meet minimum size and liquidity thresholds, with constituents than adjusted for free float.

(3)
The Hang Seng Index is a free float-adjusted market capitalization-weighted stock market index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market and is the main indicator of the overall market performance in Hong Kong.

AC ONE CHINA FUND

Expense Example (Unaudited)
December 31, 2014

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 – December 31, 2014).

ACTUAL EXPENSES

For each class, the first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	07/01/2014	12/31/2014	07/01/2014 – 12/31/2014
Investor Class Actual(2)	$1,000.00	$1,059.00	$10.12
Investor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,015.38	$ 9.91

Institutional Class Actual(2)	$1,000.00	$1,060.90	$ 8.83
Institutional Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.64	$ 8.64

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.95% and 1.70% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended December 31, 2014 of 5.90% and 6.09% for the Investor Class and Institutional Class, respectively.

AC ONE CHINA FUND

Sector Allocation (Unaudited)
as of December 31, 2014(1)
(% of Net Assets)

Top Ten Equity Holdings (Unaudited)
as of December 31, 2014(1)(2)
(% of net assets)

Ping An Insurance Group, Class H	6.6%
Tencent Holdings	6.1
China Mobile	5.8
China Petroleum & Chemical, Class H	4.5
Industrial & Commercial Bank of China, Class H	4.0
China Mengniu Dairy	3.7
Zhuzhou CSR Times Electric, Class H	3.5
Baidu – ADR	3.5
Tsingtao Brewery, Class H	3.2
Alibaba Group Holding	3.0

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Short-term investments are not included.
ADR – American Depositary Receipt

AC ONE CHINA FUND

Schedule of Investments (Unaudited)
December 31, 2014

	Shares	Value
COMMON STOCKS – 96.7%
Consumer Discretionary – 9.9%
Belle International Holdings	76,000	$85,367
BYD Company, Class H	24,000	92,557
Chow Tai Fook Jewellery	40,600	54,375
Ctrip.com International – ADR*	4,700	213,850
Great Wall Motor, Class H	54,000	305,450
Haier Electronics Group	68,000	160,867
Minth Group	26,000	53,650
Samsonite International	49,400	146,394
		1,112,510
Consumer Staples – 14.1%
China Mengniu Dairy	102,000	419,998
Hengan International Group	23,000	239,803
Tingyi Holding	134,000	304,520
Tsingtao Brewery, Class H	54,000	364,232
Want Want China Holdings	201,000	264,177
		1,592,730
Energy – 6.7%
China Petroleum & Chemical, Class H	629,200	509,551
CNOOC	185,000	250,151
		759,702
Financials – 23.1%
Bank Of China, Class H	292,000	163,891
China Construction Bank, Class H	300,000	245,035
China Life Insurance, Class H	81,000	317,369
CITIC Securities, Class H	79,000	295,282
Hong Kong Exchanges & Clearing	2,800	61,815
Industrial & Commercial Bank of China, Class H	612,000	446,878
PICC Property & Casualty, Class H	167,669	323,554
Ping An Insurance Group, Class H	73,500	744,227
		2,598,051
Health Care – 4.0%
Guangzhou Baiyunshan Pharmaceutical Holdings (a)	34,000	102,816
Sihuan Pharmaceutical Holdings Group	150,000	99,774
Sinopharm Group, Class H	30,400	106,973
WuXi PharmaTech Cayman – ADR*	4,200	141,414
		450,977

See Notes to the Financial Statements

AC ONE CHINA FUND

Schedule of Investments (Unaudited) – Continued
December 31, 2014

	Shares	Value
Industrials – 11.9%
Air China, Class H	349,000	$281,590
AviChina Industry & Technology, Class H	152,000	93,192
Beijing Capital International Airport, Class H	138,000	110,007
China Everbright International	100,000	147,640
CSR, Class H	234,000	315,032
Zhuzhou CSR Times Electric, Class H	67,500	393,876
		1,341,337
Information Technology – 16.6%
AAC Technologies	13,000	69,137
Alibaba Group Holding*	3,250	337,805
Baidu – ADR*	1,715	390,969
GCL-Poly Energy Holdings*	592,000	137,511
Lenovo Group	190,000	248,067
Tencent Holdings	47,300	684,380
		1,867,869
Materials – 1.6%
Bloomage Biotechnology	42,500	69,664
China Lumena New Materials*(a)	284,000	1,831
Nine Dragons Paper Holdings	70,000	60,956
Yingde Gases Group Co.	67,000	46,865
		179,316
Telecommunication Services – 7.8%
China Mobile	55,500	650,058
China Telecom, Class H	386,000	223,875
		873,933
Utilities – 1.0%
China Resources Gas Group	42,000	108,543
Total Common Stocks
(Cost $9,525,239)		10,884,968
SHORT-TERM INVESTMENT – 3.9%
Invesco Liquid Assets Portfolio, 0.07%^
(Cost $443,323)	443,323	443,323
Total Investments – 100.6%
(Cost $9,968,561)		11,328,291
Other Assets and Liabilities, Net – (0.6)%		(70,276)
Total Net Assets – 100.0%		$11,258,015

*	Non-income producing security.
(a)	Security considered illiquid and is categorized in Level 3 of the fair value hierarchy. See notes 2 and 3 in Notes to Financial Statements.
^	Variable Rate Security – The rate shown is the current yield as of December 31, 2014.
ADR – American Depositary Receipt

See Notes to the Financial Statements

AC ONE CHINA FUND

Statement of Assets and Liabilities (Unaudited)
December 31, 2014

ASSETS:
Investments, at value
(cost $9,968,561)	$11,328,291
Dividends & interest receivable	1,367
Prepaid expenses	15,842
Receivable from adviser for expense reimbursements	8,752
Total assets	11,354,252

LIABILITIES:
Payable for capital shares redeemed	23,813
Payable for fund administration & accounting fees	29,559
Payable for compliance fees	3,159
Payable for transfer agent fees & expenses	12,016
Payable for custody fees	9,095
Payable for trustee fees	3,254
Accrued expenses	14,452
Accrued distribution fees	889
Total liabilities	96,237

NET ASSETS	$11,258,015

NET ASSETS CONSIST OF:
Paid-in capital	$9,847,620
Accumulated undistributed net investment loss	(29,334)
Accumulated undistributed net realized gain on investments	79,999
Net unrealized appreciation on investments and translations of foreign currency	1,359,730
Net Assets	$11,258,015

	Investor	Institutional
	Class	Class
Net Assets	$1,308,291	$9,949,724
Shares issued and outstanding(1)	99,925	757,617
Net asset value, redemption price and minimum offering price per share(2)	$13.09	$13.13
Maximum offering price per share ($13.09/0.9450)(3)(4)	$13.85	N/A

(1)	Unlimited shares authorized.
(2)	A redemption fee of 2.00% is assessed against shares redeemed within 60 days of purchase.
(3)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on certain shares redeemed within 12 months of Investor Class shares.
(4)	Reflects a maximum sales charge of 5.50%.

See Notes to the Financial Statements

AC ONE CHINA FUND

Statement of Operations (Unaudited)
For the Six Months Ended December 31, 2014

INVESTMENT INCOME:
Interest income	$88
Dividend income	68,062
Less: Foreign taxes withheld	(4,119)
Total investment income	64,031

EXPENSES:
Investment adviser fees (See Note 4)	67,514
Fund administration & accounting fees (See Note 4)	57,938
Transfer agent fees (See Note 4)	23,574
Custody fees (See Note 4)	17,575
Federal & state registration fees	14,796
Audit fees	7,811
Compliance fees (See Note 4)	6,256
Legal fees	5,782
Trustee fees (See Note 4)	4,908
Other	3,394
Postage & printing fees	2,575
Distribution fees – Investor Class	1,546
Total expenses before reimbursement	213,669
Less: reimbursement/waiver from investment adviser (See Note 4)	(120,304)
Net expenses	93,365

NET INVESTMENT LOSS	(29,334)

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments, including foreign currency gain	225,054
Net change in unrealized appreciation on investments and translations of foreign currency	426,658

Net realized and unrealized gain on investments and foreign currency	651,712

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$622,378

See Notes to the Financial Statements

AC ONE CHINA FUND

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	December 31, 2014	Year Ended
	(Unaudited)	June 30, 2014
OPERATIONS:
Net investment income (loss)	$(29,334)	$48,231
Net realized gain on investments,
including foreign currency gain	225,054	487,224
Net change in unrealized appreciation on investments
and translations of foreign currency	426,658	739,831
Net increase in net assets resulting from operations	622,378	1,275,286

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	505,550	1,008,574
Proceeds from reinvestment of distributions	70,411	24,147
Payments for shares redeemed	(325,894)	(285,603)
Redemption fees	134	38
Increase in net assets from Investor Class transactions	250,201	747,156
Institutional Class:
Proceeds from shares sold	656,429	1,123,827
Proceeds from reinvestment of distributions	306,032	88,771
Payments for shares redeemed	(9,590)	(24,938)
Redemption fees	—	—
Increase in net assets from Institutional Class transactions	952,871	1,187,660
Net increase in net assets resulting from capital share transactions	1,203,072	1,934,816

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(2,689)	(3,900)
Institutional Class	(30,525)	(35,230)
From net realized gains:
Investor Class	(67,978)	(20,342)
Institutional Class	(495,721)	(147,902)
Total distributions to shareholders	(596,913)	(207,374)
TOTAL INCREASE IN NET ASSETS	1,228,537	3,002,728

NET ASSETS:
Beginning of period	10,029,478	7,026,750
End of period, including accumulated undistributed net
investment income (loss) of $(29,334) and $33,214, respectively.	$11,258,015	$10,029,478

See Notes to the Financial Statements

AC ONE CHINA FUND

Financial Highlights

	Six Months Ended	For the	For The Period
	December 31, 2014	Year Ended	Inception Through
	(Unaudited)	June 30, 2014	June 30, 2013(1)
Investor Class

PER SHARE DATA:(2)

Net asset value, beginning of period	$13.07	$11.28	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)	(0.04)	0.01	0.02
Net realized and unrealized gain on investments
and translations of foreign currency	0.80	2.05	1.26
Total from investment operations	0.76	2.06	1.28

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.03)	(0.04)	—
Dividends from net realized gains	(0.71)	(0.23)	—
Total distributions	(0.74)	(0.27)	—
Paid-in capital from redemption fees	— (3)	— (3)	— (3)

Net asset value, end of period	$13.09	$13.07	$11.28

TOTAL RETURN(4)(5)	5.90%	18.21%	12.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$1,308	$1,066	$315

Ratio of expenses to average net assets:
Before expense reimbursement(6)	4.18%	4.61%	8.59%
After expense reimbursement(6)	1.95%	1.95%	1.95%

Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement(6)	(2.99)%	(2.36)%	(6.23)%
After expense reimbursement(6)	(0.76)%	0.30%	0.41%

Portfolio turnover rate(5)	17%	42%	15%

(1)	Inception date of the Fund was July 27, 2012.
(2)	For a Fund share outstanding for the entire period.
(3)	Amount per share is less than $0.01.
(4)	Total return does not reflect sales charges.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.

See Notes to the Financial Statements

AC ONE CHINA FUND

Financial Highlights

	Six Months Ended	For the	For The Period
	December 31, 2014	Year Ended	Inception Through
	(Unaudited)	June 30, 2014	June 30, 2013(1)
Institutional Class

PER SHARE DATA:(2)

Net asset value, beginning of period	$13.10	$11.28	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)	(0.03)	0.07	0.04
Net realized and unrealized gain on investments
and translations of foreign currency	0.81	2.04	1.24
Total from investment operations	0.78	2.11	1.28

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.04)	(0.06)	—
Dividends from net realized gains	(0.71)	(0.23)	—
Total distributions	(0.75)	(0.29)	—
Paid-in capital from redemption fees	—	—	— (3)

Net asset value, end of period	$13.13	$13.10	$11.28

TOTAL RETURN(4)	6.09%	18.57%	12.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$9,950	$8,963	$6,712

Ratio of expenses to average net assets:
Before expense reimbursement(5)	3.93%	4.36%	8.34%
After expense reimbursement(5)	1.70%	1.70%	1.70%

Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement(5)	(2.74)%	(2.11)%	(5.98)%
After expense reimbursement(5)	(0.51)%	0.55%	0.66%

Portfolio turnover rate(4)	17%	42%	15%

(1)	Inception date of the Fund was July 27, 2012.
(2)	For a Fund share outstanding for the entire period.
(3)	Amount per share is less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

AC ONE CHINA FUND

Notes to the Financial Statements (Unaudited)
December 31, 2014

1.	ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The AC ONE China Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is capital appreciation and income.  The Fund commenced operations on July 27, 2012.  The Fund currently offers two classes, the Investor Class and the Institutional Class. Investor Class shares are subject to a 0.25% distribution fee. Each class of shares has identical rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended December 31, 2014, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended December 31, 2014, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended December 31, 2014, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

Dividends and Distributions – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

AC ONE CHINA FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2014

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value.  The Fund will not hold more than 15% of the value of its net assets in illiquid securities.  At December 31, 2014, the Fund had investments in illiquid securities with a total value of $104,647 or 0.9% of total net assets.

Information concerning illiquid securities is as follows:

		Dates	Cost
Security	Shares	Acquired	Basis
China Lumena New Materials	284,000	11/13-1/14	$ 60,819
Guangzhou Baiyunshan
Pharmaceutical Holdings	34,000	09/13-1/14	$122,787

3.	SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

AC ONE CHINA FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2014

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s Net Asset Value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.

Mutual Funds – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,084,038	$9,696,283	$104,647	$10,884,968
Short-Term Investment	443,323	—	—	443,323
Total Investments in Securities	$1,527,361	$9,696,283	$104,647	$11,328,291

Refer to the Schedule of Investments for further information on the classification of investments.

AC ONE CHINA FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2014

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
in
Securities
Balance as of 6/30/2014	$7,328
Accrued discounts/ premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	(5,497)
Net purchases (sales)	—
Transfers into and/or out of Level 3	102,816
Balance as of 12/31/2014	$104,647
Net unrealized depreciation of Level 3 Securities as of December 31, 2014	$(78,959)

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2014, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund transferred one security from Level 2 to Level 3 during the period due to the illiquidity of the security.  The Level 3 investments as of December 31, 2014 represented 0.9% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.  Refer to the Schedule of Investments for further information of the classification of investments.

4.	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with AC ONE Asset Management, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.25% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.95% and 1.70% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively, subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed.  Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred.  As of December 31, 2014, the Adviser did not recoup any previously waived expenses.  The Operating Expense Limitation Agreement will be in effect and cannot be terminated through May 31, 2016.  Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
6/30/2016	$261,639
6/30/2017	$244,369
6/30/2018	$120,304

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The

AC ONE CHINA FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2014

Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals; and serves as the Fund’s fund accountant and transfer agent.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended December 31, 2014, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.	DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent reimbursement for distribution and service activities.  For the period ended December 31, 2014, the Investor Class incurred expenses of $1,546 pursuant to the Plan.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	For The Year Ended
	December 31, 2014	June 30, 2014
Investor Class:
Shares sold	37,074	74,254
Shares issued to holders in reinvestment of dividends	5,505	1,768
Shares redeemed	(24,261)	(22,316)
Net increase in Investor Class shares	18,318	53,706

Institutional Class:
Shares sold	50,245	84,903
Shares issued to holders in reinvestment of dividends	23,853	6,489
Shares redeemed	(695)	(1,964)
Net increase in Institutional Class shares	73,403	89,428
Net increase in shares outstanding	91,721	143,134

AC ONE CHINA FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2014

7.	INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended December 31, 2014, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$2,336,325	$1,725,871

8.	INCOME TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at December 31, 2014, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net Appreciation	Tax Cost
$1,974,362	$(614,632)	$1,359,730	$9,968,561

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the differences in tax treatment of passive foreign investment companies.

At June 30, 2014, the most recently completed fiscal year end, components of accumulated earnings (deficit) on a tax-basis were as follows:

Undistributed	Undistributed	Other		Total
Ordinary	Long-Term	Accumulated	Unrealized	Accumulated
Income	Capital Gains	Losses	Appreciation	Earnings
$33,214	$437,260	$(17,709)	$932,165	$1,384,930

As of June 30, 2014, the Fund had no capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended June 30, 2014, the Fund deferred, on a tax basis, post-October capital losses of $17,923.

The tax character of distributions paid for the period ended December 31, 2014, were as follows:

Ordinary	Long Term
Income*	Capital Gains	Total
$33,214	$563,699	$596,913

The tax character of distributions paid for the year ended June 30, 2014, were as follows:

Ordinary	Long Term
Income*	Capital Gains	Total
$168,459	$38,915	$207,374

* For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

AC ONE CHINA FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2014

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2014, SEI Private Trust Co., for the benefit of its customers, owned 33.5% of the outstanding shares of the Fund.

AC ONE CHINA FUND

Additional Information (Unaudited)
December 31, 2014

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-888-964-0788.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-964-0788.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-964-0788, or (2) on the SEC’s website at www.sec.gov.

AC ONE CHINA FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
AC ONE Asset Management, LLC
444 South Flower Street
Los Angeles, CA 90071

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the

Fund’s trustees and is available without charge upon request by calling 1-888-964-0788.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)* /s/ James R. Arnold
      James R. Arnold, President

Date   March 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
James R. Arnold, President

Date   March 4, 2015

By (Signature and Title)* /s/ Brian R. Wiedmeyer
  Brian R. Wiedmeyer, Treasurer

Date   March 4, 2015

* Print the name and title of each signing officer under his or her signature.